Note 14 - Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	750,120	594,518